Investments (details) - Impairment Charges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment charges
Impairment charges	$ 29	$ 52	$ 26
Fixed maturities [Member]
Impairment charges
Impairment charges	15	13	16
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Impairment charges
Impairment charges			1
All other corporate bonds [Member]
Impairment charges
Impairment charges	15	13	15
Equity securities [Member]
Impairment charges
Impairment charges	12	37	9
Public common stock [Member]
Impairment charges
Impairment charges	9	37	9
Non-redeemable preferred stock [Member]
Impairment charges
Impairment charges	3
Other investments [Member]
Impairment charges
Impairment charges	$ 2	$ 2	$ 1